Derivative financial instruments - Disclosure of derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 84,435,447	£ 65,293,067
Derivatives held for trading | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	290,991	254,643
Derivative liabilities held for trading	(278,595)	(249,458)
Derivatives held for trading | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	240,433	214,377
Derivative liabilities held for trading	(227,012)	(206,966)
Derivatives held for trading | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,131	5,244
Derivative liabilities held for trading	(4,727)	(5,202)
Derivatives held for trading | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	45,427	35,022
Derivative liabilities held for trading	(46,856)	(37,290)
Derivatives held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	84,125,071	64,993,491
Derivatives held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	35,870,675	27,248,820
Derivatives held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	37,994,986	28,710,403
Derivatives held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	10,259,410	9,034,268
Derivatives held for trading | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,724	87,518
Derivative liabilities held for trading	(116,671)	(83,225)
Derivatives held for trading | Foreign exchange derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,489	86,987
Derivative liabilities held for trading	(116,429)	(82,711)
Derivatives held for trading | Foreign exchange derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	228	529
Derivative liabilities held for trading	(235)	(512)
Derivatives held for trading | Foreign exchange derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	2
Derivative liabilities held for trading	(7)	(2)
Derivatives held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,517,266	6,740,828
Derivatives held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	8,249,213	6,536,257
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	240,612	186,672
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	27,441	17,899
Derivatives held for trading | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	95,631	109,431
Derivative liabilities held for trading	(83,967)	(97,427)
Derivatives held for trading | Interest rate derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	91,488	104,618
Derivative liabilities held for trading	(79,925)	(92,467)
Derivatives held for trading | Interest rate derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,479	1,989
Derivative liabilities held for trading	(1,344)	(2,065)
Derivatives held for trading | Interest rate derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,664	2,824
Derivative liabilities held for trading	(2,698)	(2,895)
Derivatives held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	70,905,836	54,134,591
Derivatives held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	26,422,379	19,671,577
Derivatives held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	36,810,961	27,662,853
Derivatives held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,672,496	6,800,161
Derivatives held for trading | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,898	7,662
Derivative liabilities held for trading	(7,455)	(8,630)
Derivatives held for trading | Credit derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,474	4,936
Derivative liabilities held for trading	(4,307)	(6,005)
Derivatives held for trading | Credit derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,424	2,726
Derivative liabilities held for trading	(3,148)	(2,625)
Derivatives held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,537,115	1,448,350
Derivatives held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	593,702	587,472
Derivatives held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	943,413	860,878
Derivatives held for trading | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	62,912	48,171
Derivative liabilities held for trading	(68,628)	(58,328)
Derivatives held for trading | Equity and stock index derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	21,965	17,792
Derivative liabilities held for trading	(26,319)	(25,779)
Derivatives held for trading | Equity and stock index derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	40,947	30,379
Derivative liabilities held for trading	(42,309)	(32,549)
Derivatives held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,945,544	2,465,825
Derivatives held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	598,297	448,780
Derivatives held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,347,247	2,017,045
Derivatives held for trading | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,826	1,861
Derivative liabilities held for trading	(1,874)	(1,848)
Derivatives held for trading | Commodity derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	17	44
Derivative liabilities held for trading	(32)	(4)
Derivatives held for trading | Commodity derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,809	1,817
Derivative liabilities held for trading	(1,842)	(1,844)
Derivatives held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	219,310	203,897
Derivatives held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,084	4,734
Derivatives held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	212,226	199,163
Derivatives held for risk management | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,539	2,193
Derivative liabilities held for risk management	(820)	(586)
Derivatives held for risk management | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,539	2,193
Derivative liabilities held for risk management	(820)	(586)
Derivatives held for risk management | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	310,376	299,576
Derivatives held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	51,276	39,297
Derivatives held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	259,100	260,279
Derivatives held for risk management | Derivatives designated as cash flow hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,338	1,904
Derivative liabilities held for risk management	(320)	(8)
Derivatives held for risk management | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	147,180	157,817
Derivatives held for risk management | Derivatives designated as fair value hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	165	178
Derivative liabilities held for risk management	(434)	(533)
Derivatives held for risk management | Derivatives designated as fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	159,182	138,015
Derivatives held for risk management | Derivatives designated as hedges of net investments | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	36	111
Derivative liabilities held for risk management	(66)	(45)
Derivatives held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,014	3,744
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	2,338	1,904
Derivative liabilities held for risk management	(320)	(8)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	35,202	26,661
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	36	111
Derivative liabilities held for risk management	(66)	(45)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,014	3,744
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	105	195
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	111,873	130,961
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	165	178
Derivative liabilities held for risk management	(434)	(533)
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	11,955	8,697
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 147,227	£ 129,318